Schedule of investments
Delaware Healthcare Fund	December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 101.44%♦
Biotechnology — 33.38%
ACADIA Pharmaceuticals †	160,000	$ 3,734,400
Alder Biopharmaceuticals =, †	75,000	66,000
Alkermes †	423,142	9,842,283
Allogene Therapeutics †	146,779	2,189,943
Alnylam Pharmaceuticals †	41,000	6,952,780
Amarin ADR †	190,000	640,300
AnaptysBio †	93,732	3,257,187
Arcus Biosciences †	379,100	15,342,177
Arena Pharmaceuticals †	525,000	48,793,500
Atea Pharmaceuticals †	70,000	625,800
Athenex †	70,000	95,200
BioMarin Pharmaceutical †	124,000	10,955,400
Cellectis ADR †	226,875	1,842,225
Clovis Oncology †	250,200	678,042
Coherus Biosciences †	430,000	6,862,800
Compugen †	690,000	2,967,000
Dynavax Technologies †	760,000	10,693,200
Epizyme †	203,200	508,000
Exact Sciences †	96,353	7,499,154
Forma Therapeutics Holdings †	92,786	1,319,417
Fortress Biotech †	100,000	250,000
Galmed Pharmaceuticals †	306,010	556,938
Incyte †	80,000	5,872,000
Intellia Therapeutics †	20,000	2,364,800
Intercept Pharmaceuticals †	27,000	439,830
Karyopharm Therapeutics †	380,000	2,443,400
Landos Biopharma †	147,182	706,474
MacroGenics †	420,000	6,741,000
Madrigal Pharmaceuticals †	28,500	2,415,090
MEI Pharma †	600,000	1,602,000
Mersana Therapeutics †	150,000	933,000
Mirati Therapeutics †	60,000	8,801,400
MorphoSys †	300,000	11,360,754
Mustang Bio †	120,000	199,200
Myriad Genetics †	135,000	3,726,000
Nektar Therapeutics †	256,385	3,463,761
Neurocrine Biosciences †	110,000	9,368,700
NextCure †	150,000	900,000
ProQR Therapeutics †	620,000	4,966,200
Provention Bio †	70,000	393,400
Puma Biotechnology †	61,255	186,215
NQ-573 [12/21] 2/22 (2025821)    1

Schedule of investments
Delaware Healthcare Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals †	90,000	$ 56,836,800
REGENXBIO †	149,000	4,872,300
Rigel Pharmaceuticals †	1,600,000	4,240,000
Rocket Pharmaceuticals †	58,000	1,266,140
Sangamo Therapeutics †	400,000	3,000,000
Sarepta Therapeutics †	13,000	1,170,650
Seagen †	80,000	12,368,000
Sio Gene Therapies †	64,171	82,781
Surface Oncology †	350,000	1,673,000
Syndax Pharmaceuticals †	180,000	3,940,200
Theravance Biopharma †	208,783	2,307,052
Ultragenyx Pharmaceutical †	70,000	5,886,300
uniQure †	706,166	14,645,883
United Therapeutics †	80,000	17,286,400
Vascular Biogenics †	200,000	394,000
Vertex Pharmaceuticals †	25,000	5,490,000
Viking Therapeutics †	330,100	1,518,460
Voyager Therapeutics †	5,700	15,447
WaVe Life Sciences †	81,955	257,339
Xencor †	129,191	5,183,143
XOMA †	3,466	72,266
Yumanity Therapeutics =, †	750,000	0
Yumanity Therapeutics †	37,500	111,000
		345,172,131
Blue Chip Medical Products — 45.70%
AbbVie	226,559	30,676,089
Amgen	246,964	55,559,491
AstraZeneca	131,243	15,415,943
Biogen †	45,000	10,796,400
Boston Scientific †	380,000	16,142,400
Bristol-Myers Squibb	180,000	11,223,000
Chugai Pharmaceutical	700,000	22,817,216
Eli Lilly & Co.	170,000	46,957,400
Gilead Sciences	195,000	14,158,950
GlaxoSmithKline	313,421	6,815,695
GlaxoSmithKline ADR	309,300	13,640,130
Johnson & Johnson	100,000	17,107,000
Merck & Co.	295,000	22,608,800
Organon & Co.	29,500	898,275
Pfizer	604,600	35,701,630
Roche Holding	130,000	53,931,963
2    NQ-573 [12/21] 2/22 (2025821)

(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Blue Chip Medical Products (continued)
Sanofi	200,000	$ 20,169,666
Sanofi ADR	1,100,000	55,110,000
Stryker	15,000	4,011,300
UCB	76,000	8,682,884
Zimmer Biomet Holdings	80,000	10,163,200
		472,587,432
Healthcare Services — 12.40%
Anthem	87,500	40,559,750
Change Healthcare †	25,532	545,874
CVS Health	180,000	18,568,800
Quest Diagnostics	48,000	8,304,480
UnitedHealth Group	120,000	60,256,800
		128,235,704
Other — 0.85%
Cia de Minas Buenaventura ADR †	66,353	485,704
Fannie Mae †	1,300,000	1,066,130
Federal Home Loan Mortgage †	1,050,000	871,500
Sohu.com ADR †	390,722	6,360,954
		8,784,288
Small- / Mid-Cap Medical Products — 9.11%
Aerie Pharmaceuticals †	5,100	35,802
Halozyme Therapeutics †	230,000	9,248,300
Illumina †	80,000	30,435,200
InnoCare Pharma 144A #, †	17,000	33,357
Inspire Medical Systems †	30,000	6,901,800
Intra-Cellular Therapies †	450,000	23,553,000
Perrigo	210,000	8,169,000
Viatris	1,170,018	15,830,343
		94,206,802
Total Common Stock (cost $743,194,587)		1,048,986,357

NQ-573 [12/21] 2/22 (2025821)    3

Schedule of investments
Delaware Healthcare Fund (Unaudited)
	Number of shares	Value (US $)

Rights — 0.00%
Ambit Bioscience =, †	76,500	$ 0
Total Rights (cost $0)		0
Total Value of Securities—101.44% (cost $743,194,587)		1,048,986,357

Liabilities Net of Receivables and Other Assets—(1.44%)		(14,883,154)
Net Assets Applicable to 37,228,650 Shares Outstanding—100.00%		$1,034,103,203
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $33,357, which represents 0.00% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
4    NQ-573 [12/21] 2/22 (2025821)